Other Payables	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Other Payables
Other Payables

17. Other Payables

Other payables amounted $626,163 and $750,485 as of December 31, 2021 and June 30, 2021, respectively. Other payables are mainly credit card payables. As of December 31, 2021, the Company had 8 credit cards, one American Express is a charge card with no limit and zero interest. The remaining 7 cards had total credit limit of $85,000, and APR from 11.24% to 29.99%. As of December 31, 2021 and June 30, 2021, the Company had credit cards interest expense of $3,839 and $8,961, respectively.

22. Other Payables

Other payables amounted $750,485 and $691,801 as of June 30, 2021 and 2020, respectively. Other payables are mainly credit card payables. As of June 30, 2021, the Company had 8 credit cards, one American Express is a charge card with no limit and zero interest. The remaining 7 cards had total credit limit of $85,000, and APR from 11.24% to 29.99%.